UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02192
BNY Mellon Sustainable U.S. Equity Fund, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
5/31
Date of reporting period:
5/31/25
ITEM 1 - Reports to Stockholders
BNY Mellon Sustainable U.S. Equity Fund, Inc.
ANNUAL
SHAREHOLDER
REPORT
May 31, 2025
Class A – DTCAX
This annual shareholder report contains important information about BNY Mellon Sustainable U.S. Equity Fund, Inc. (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$100	0.95%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended May 31, 2025, the Fund’s Class A shares returned 9.60%.
  In comparison, the S&P 500® Index (the “Index”) returned 13.52% for the same period.
What affected the Fund’s performance?
  U.S. equities advanced despite inflation and rate concerns, supported by solid corporate earnings, moderating inflation, resilient consumer spending and continued strength in employment data.
  The Fund’s performance relative to the Index benefited from strong stock selection in industrials and a zero weight in energy.
  An overweight position in health care, coupled with weak stock selection, detracted from relative performance. Weak stock selection in information technology, particularly software, further pressured relative returns.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from June 1 , 2015 through May 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the S&P 500® Index on 5/31/2015. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	3.27%	12.30%	10.33%
without Sales Charge	9.60%	13.63%	10.99%
S&P 500® Index	13.52%	15.94%	12.86%
The Fund changed its investment objective and strategy on May 1, 2017. In addition, prior to May 1, 2017, investment decisions for the Fund were made by investment professionals of another affiliate of the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. ("Adviser"), who managed the Fund as employees of the Adviser.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit  bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 5/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$461	46	$2,813,684	27.23%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Information Technology
33.9%
Financials
16.6%
Industrials
14.1%
Health Care
12.1%
Consumer Staples
6.1%
Consumer Discretionary
5.8%
Communication Services
3.8%
Utilities
3.6%
Materials
3.2%
Investment Companies
0.8%
Net Other Assets and Liabilities*
-0.0%

* Amount represents less than .01%.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Printed on recycled paper.
50% post-consumer.
Process chlorine free.
Vegetable-based ink.
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0207AR0525
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Sustainable U.S. Equity Fund, Inc.
ANNUAL
SHAREHOLDER
REPORT
May 31, 2025
Class C – DTCCX
This annual shareholder report contains important information about BNY Mellon Sustainable U.S. Equity Fund, Inc. (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$177	1.70%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended May 31, 2025, the Fund’s Class C shares returned 8.80%.
  In comparison, the S&P 500® Index (the “Index”) returned 13.52% for the same period.
What affected the Fund’s performance?
  U.S. equities advanced despite inflation and rate concerns, supported by solid corporate earnings, moderating inflation, resilient consumer spending and continued strength in employment data.
  The Fund’s performance relative to the Index benefited from strong stock selection in industrials and a zero weight in energy.
  An overweight position in health care, coupled with weak stock selection, detracted from relative performance. Weak stock selection in information technology, particularly software, further pressured relative returns.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from June 1 , 2015 through May 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the S&P 500® Index on 5/31/2015. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/25 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	7.80%	*	12.77%	10.16%
without Deferred Sales Charge	8.80%		12.77%	10.16%
S&P 500® Index	13.52%		15.94%	12.86%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
The Fund changed its investment objective and strategy on May 1, 2017. In addition, prior to May 1, 2017, investment decisions for the Fund were made by investment professionals of another affiliate of the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. ("Adviser"), who managed the Fund as employees of the Adviser.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit  bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 5/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$461	46	$2,813,684	27.23%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)
* Amount represents less than .01%.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Printed on recycled paper.
50% post-consumer.
Process chlorine free.
Vegetable-based ink.
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0209AR0525
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Sustainable U.S. Equity Fund, Inc.
ANNUAL
SHAREHOLDER
REPORT
May 31, 2025
Class I – DRTCX
This annual shareholder report contains important information about BNY Mellon Sustainable U.S. Equity Fund, Inc. (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.70%
How did the Fund perform last year ?
  For the 12-month period ended May 31, 2025, the Fund’s Class I shares returned 9.89%.
  In comparison, the S&P 500® Index (the “Index”) returned 13.52% for the same period.
What affected the Fund’s performance?
  U.S. equities advanced despite inflation and rate concerns, supported by solid corporate earnings, moderating inflation, resilient consumer spending and continued strength in employment data.
  The Fund’s performance relative to the Index benefited from strong stock selection in industrials and a zero weight in energy.
  An overweight position in health care, coupled with weak stock selection, detracted from relative performance. Weak stock selection in information technology, particularly software, further pressured relative returns.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from June 1 , 2015 through May 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the S&P 500® Index on 5/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/25 )
Share Class	1YR	5YR	10YR
Class I	9.89%	13.90%	11.29%
S&P 500® Index	13.52%	15.94%	12.86%
The Fund changed its investment objective and strategy on May 1, 2017. In addition, prior to May 1, 2017, investment decisions for the Fund were made by investment professionals of another affiliate of the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. ("Adviser"), who managed the Fund as employees of the Adviser.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit  bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 5/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$461	46	$2,813,684	27.23%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)
* Amount represents less than .01%.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Printed on recycled paper.
50% post-consumer.
Process chlorine free.
Vegetable-based ink.
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0210AR0525
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Sustainable U.S. Equity Fund, Inc.
ANNUAL
SHAREHOLDER
REPORT
May 31, 2025
Class Y – DTCYX
This annual shareholder report contains important information about BNY Mellon Sustainable U.S. Equity Fund, Inc. (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$73	0.70%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended May 31, 2025, the Fund’s Class Y shares returned 9.88%.
  In comparison, the S&P 500® Index (the “Index”) returned 13.52% for the same period.
What affected the Fund’s performance?
  U.S. equities advanced despite inflation and rate concerns, supported by solid corporate earnings, moderating inflation, resilient consumer spending and continued strength in employment data.
  The Fund’s performance relative to the Index benefited from strong stock selection in industrials and a zero weight in energy.
  An overweight position in health care, coupled with weak stock selection, detracted from relative performance. Weak stock selection in information technology, particularly software, further pressured relative returns.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from June 1 , 2015 through May 31, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the S&P 500® Index on 5/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/25 )
Share Class	1YR	5YR	10YR
Class Y	9.88%	13.91%	11.28%
S&P 500® Index	13.52%	15.94%	12.86%
Periods prior to the inception date of the Fund’s Class Y shares (9/30/2016) reflect the performance of the Fund’s Class Z shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class Y shares. The Fund changed its investment objective and strategy on May 1, 2017. In addition, prior to May 1, 2017, investment decisions for the Fund were made by investment professionals of another affiliate of the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. ("Adviser"), who managed the Fund as employees of the Adviser.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
KEY FUND STATISTICS (AS OF 5/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$461	46	$2,813,684	27.23%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)
* Amount represents less than .01%.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Printed on recycled paper.
50% post-consumer.
Process chlorine free.
Vegetable-based ink.
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0309AR0525
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Sustainable U.S. Equity Fund, Inc.
ANNUAL
SHAREHOLDER
REPORT
May 31, 2025
Class Z – DRTHX
This annual shareholder report contains important information about BNY Mellon Sustainable U.S. Equity Fund, Inc. (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$79	0.75%
How did the Fund perform last year ?
  For the 12-month period ended May 31, 2025, the Fund’s Class Z shares returned 9.79%.
  In comparison, the S&P 500® Index (the “Index”) returned 13.52% for the same period.
What affected the Fund’s performance?
  U.S. equities advanced despite inflation and rate concerns, supported by solid corporate earnings, moderating inflation, resilient consumer spending and continued strength in employment data.
  The Fund’s performance relative to the Index benefited from strong stock selection in industrials and a zero weight in energy.
  An overweight position in health care, coupled with weak stock selection, detracted from relative performance. Weak stock selection in information technology, particularly software, further pressured relative returns.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from June 1 , 2015 through May 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class Z shares to a hypothetical investment of $10,000 made in the S&P 500® Index on 5/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/25 )
Share Class	1YR	5YR	10YR
Class Z	9.79%	13.85%	11.21%
S&P 500® Index	13.52%	15.94%	12.86%
The Fund changed its investment objective and strategy on May 1, 2017. In addition, prior to May 1, 2017, investment decisions for the Fund were made by investment professionals of another affiliate of the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. ("Adviser"), who managed the Fund as employees of the Adviser.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit  bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 5/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$461	46	$2,813,684	27.23%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)
* Amount represents less than .01%.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Printed on recycled paper.
50% post-consumer.
Process chlorine free.
Vegetable-based ink.
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0035AR0525
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that J. Charles Cardona, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Cardona is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $36,986 in 2024 and $37,725 in 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $7,430 in 2024 and $7,770 in 2025. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2024 and $0 in 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $4,763 in 2024 and $4,763 in 2025. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $7,082 in 2024 and $7,439 in 2025.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $2,502 in

2024 and $2,837 in 2025. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2024 and $0 in 2025.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,744,889 in 2024 and $1,560,693 in 2025.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Sustainable U.S. Equity Fund, Inc.
ANNUAL FINANCIALS AND OTHER INFORMATION
May 31, 2025

Class	Ticker
A	DTCAX
C	DTCCX
I	DRTCX
Y	DTCYX
Z	DRTHX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Sustainable U.S. Equity Fund, Inc.
STATEMENT OF INVESTMENTS
May 31, 2025

Description	Shares	Value ($)
Common Stocks — 99.2%
Banks — 5.5%
First Horizon Corp.	356,201	7,081,276
JPMorgan Chase & Co.	68,674	18,129,936
		25,211,212
Capital Goods — 10.7%
AECOM	64,322	7,065,772
GE Vernova, Inc.	16,654	7,877,009
Hubbell, Inc.	20,730	8,075,993
Ingersoll Rand, Inc.	114,743	9,367,619
Johnson Controls International PLC	76,920	7,797,380
Trane Technologies PLC	21,523	9,260,701
		49,444,474
Commercial & Professional Services — 3.4%
Veralto Corp.	69,821	7,054,016
Waste Management, Inc.	36,018	8,679,257
		15,733,273
Consumer Discretionary Distribution & Retail — 4.6%
Amazon.com, Inc. (a)	104,350	21,392,794
Consumer Durables & Apparel — 1.2%
Lululemon Athletica, Inc. (a)	16,889	5,348,240
Consumer Staples Distribution & Retail — 5.3%
Costco Wholesale Corp.	15,159	15,768,089
Walmart, Inc.	89,341	8,819,743
		24,587,832
Financial Services — 6.7%
CME Group, Inc.	28,259	8,166,851
Mastercard, Inc., Cl. A	19,551	11,449,065
The Goldman Sachs Group, Inc.	18,513	11,116,131
		30,732,047
Food, Beverage & Tobacco — .8%
Darling Ingredients, Inc. (a)	117,501	3,661,331
Health Care Equipment & Services — 6.1%
Alcon AG	80,785	6,942,663
Boston Scientific Corp. (a)	105,022	11,054,616
Dexcom, Inc. (a)	71,575	6,141,135
UnitedHealth Group, Inc.	12,785	3,859,919
		27,998,333
Insurance — 4.5%
Aon PLC, Cl. A	19,911	7,408,485
Assurant, Inc.	31,705	6,435,481
RenaissanceRe Holdings Ltd.	27,849	6,946,097
		20,790,063
Materials — 3.1%
Crown Holdings, Inc.	49,583	4,883,925
International Paper Co.	84,785	4,053,571
Linde PLC	11,913	5,570,281
		14,507,777
Media & Entertainment — 3.8%
Alphabet, Inc., Cl. A	102,155	17,544,100
Pharmaceuticals, Biotechnology & Life Sciences — 6.1%
AbbVie, Inc.	38,558	7,176,029
Bristol-Myers Squibb Co.	117,476	5,671,741

STATEMENT OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 6.1% (continued)
Danaher Corp.	35,796	6,797,661
Zoetis, Inc.	49,073	8,275,180
		27,920,611
Semiconductors & Semiconductor Equipment — 11.4%
Broadcom, Inc.	22,610	5,473,203
Micron Technology, Inc.	67,990	6,422,335
NVIDIA Corp.	302,877	40,927,769
		52,823,307
Software & Services — 15.0%
Bentley Systems, Inc., Cl. B	95,844	4,574,634
Intuit, Inc.	19,018	14,329,493
Microsoft Corp.	81,475	37,507,831
ServiceNow, Inc. (a)	7,680	7,765,171
Synopsys, Inc. (a)	11,309	5,247,150
		69,424,279
Technology Hardware & Equipment — 7.4%
Apple, Inc.	139,346	27,987,644
TE Connectivity PLC	37,446	5,993,981
		33,981,625
Utilities — 3.6%
Constellation Energy Corp.	31,558	9,661,482
NextEra Energy, Inc.	98,664	6,969,625
		16,631,107
Total Common Stocks (cost $273,438,000)		457,732,405

	1-Day Yield (%)
Investment Companies — .8%
Registered Investment Companies — .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(b) (cost $3,598,700)	4.42	3,598,700	3,598,700
Total Investments (cost $277,036,700)		100.0%	461,331,105
Liabilities, Less Cash and Receivables		(.0%)	(76,536)
Net Assets		100.0%	461,254,569

(a)	Non-income producing security.
(b)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 5/31/2024	Purchases ($)†	Sales ($)	Value ($) 5/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .8%	2,923,889	55,364,152	(54,689,341)	3,598,700	187,967

†	Includes reinvested dividends/distributions.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2025
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	273,438,000	457,732,405
Affiliated issuers	3,598,700	3,598,700
Dividends receivable		269,987
Receivable for shares of Common Stock subscribed		23,475
Tax reclaim receivable—Note 1(b)		5,376
Prepaid expenses		30,301
		461,660,244
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		277,238
Payable for shares of Common Stock redeemed		11,788
Directors’ fees and expenses payable		5,962
Other accrued expenses		110,687
		405,675
Net Assets ($)		461,254,569
Composition of Net Assets ($):
Paid-in capital		228,287,219
Total distributable earnings (loss)		232,967,350
Net Assets ($)		461,254,569

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	33,856,141	906,947	42,109,515	242,197	384,139,769
Shares Outstanding	1,838,183	63,290	2,206,751	12,608	20,047,301
Net Asset Value Per Share ($)	18.42	14.33	19.08	19.21	19.16
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended May 31, 2025

Investment Income ($):
Income:
Cash dividends (net of $4,032 foreign taxes withheld at source):
Unaffiliated issuers	4,160,439
Affiliated issuers	187,967
Total Income	4,348,406
Expenses:
Management fee—Note 3(a)	2,813,684
Shareholder servicing costs—Note 3(c)	442,680
Professional fees	136,049
Registration fees	81,817
Chief Compliance Officer fees—Note 3(c)	24,757
Directors’ fees and expenses—Note 3(d)	21,419
Prospectus and shareholders’ reports	17,220
Loan commitment fees—Note 2	11,121
Custodian fees—Note 3(c)	9,216
Distribution Plan fees—Note 3(b)	7,808
Miscellaneous	25,542
Total Expenses	3,591,313
Less—reduction in expenses due to undertaking—Note 3(a)	(12,181)
Less—reduction in fees due to earnings credits—Note 3(c)	(9,793)
Net Expenses	3,569,339
Net Investment Income	779,067
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	50,945,410
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(7,703,571)
Net Realized and Unrealized Gain (Loss) on Investments	43,241,839
Net Increase in Net Assets Resulting from Operations	44,020,906
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended May 31,
	2025	2024
Operations ($):
Net investment income	779,067	1,469,747
Net realized gain (loss) on investments	50,945,410	30,867,747
Net change in unrealized appreciation (depreciation) on investments	(7,703,571)	78,817,042
Net Increase (Decrease) in Net Assets Resulting from Operations	44,020,906	111,154,536
Distributions ($):
Distributions to shareholders:
Class A	(2,456,543)	(1,004,625)
Class C	(90,621)	(37,394)
Class I	(2,965,970)	(1,374,769)
Class Y	(23,105)	(9,264)
Class Z	(26,715,050)	(11,382,825)
Total Distributions	(32,251,289)	(13,808,877)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	2,449,000	2,786,947
Class C	84,232	81,911
Class I	7,492,607	7,452,978
Class Y	121,348	6,794
Class Z	1,105,843	1,283,022
Distributions reinvested:
Class A	2,311,574	938,150
Class C	90,621	37,394
Class I	1,889,283	804,649
Class Y	10,760	4,171
Class Z	25,369,394	10,825,628
Cost of shares redeemed:
Class A	(6,122,799)	(4,965,143)
Class C	(303,214)	(615,160)
Class I	(15,276,223)	(11,545,646)
Class Y	(196,926)	(63,311)
Class Z	(33,141,105)	(26,349,146)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(14,115,605)	(19,316,762)
Total Increase (Decrease) in Net Assets	(2,345,988)	78,028,897
Net Assets ($):
Beginning of Period	463,600,557	385,571,660
End of Period	461,254,569	463,600,557

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Year Ended May 31,
	2025	2024
Capital Share Transactions (Shares):
Class A(a)
Shares sold	130,551	172,203
Shares issued for distributions reinvested	121,152	62,627
Shares redeemed	(338,636)	(312,717)
Net Increase (Decrease) in Shares Outstanding	(86,933)	(77,887)
Class C
Shares sold	5,811	6,590
Shares issued for distributions reinvested	6,082	3,121
Shares redeemed	(20,962)	(48,729)
Net Increase (Decrease) in Shares Outstanding	(9,069)	(39,018)
Class I(a)
Shares sold	393,898	453,689
Shares issued for distributions reinvested	95,660	52,047
Shares redeemed	(797,626)	(715,498)
Net Increase (Decrease) in Shares Outstanding	(308,068)	(209,762)
Class Y
Shares sold	6,112	420
Shares issued for distributions reinvested	541	268
Shares redeemed	(10,650)	(4,052)
Net Increase (Decrease) in Shares Outstanding	(3,997)	(3,364)
Class Z(a)
Shares sold	56,889	78,116
Shares issued for distributions reinvested	1,278,699	697,527
Shares redeemed	(1,731,570)	(1,618,969)
Net Increase (Decrease) in Shares Outstanding	(395,982)	(843,326)

(a)
During the period ended May 31, 2025, 1,214 Class Z shares representing $23,627 were exchanged for 1,218 Class I shares and during the period ended May 31,
2024, 3,354 Class A shares representing $55,841 were exchanged for 3,248 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended May 31,
Class A Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	17.97	14.29	16.02	17.31	13.04
Investment Operations:
Net investment income (loss)(a)	(.00 )(b)	.03	.07	.04	.09
Net realized and unrealized gain (loss) on investments	1.77	4.17	(.09 )	(.53 )	4.67
Total from Investment Operations	1.77	4.20	(.02 )	(.49 )	4.76
Distributions:
Dividends from net investment income	(.03 )	(.08 )	(.04 )	(.08 )	(.10 )
Dividends from net realized gain on investments	(1.29)	(.44 )	(1.67)	(.72 )	(.39 )
Total Distributions	(1.32)	(.52 )	(1.71)	(.80 )	(.49 )
Net asset value, end of period	18.42	17.97	14.29	16.02	17.31
Total Return (%)(c)	9.60	30.16	.38	(3.50)	37.09
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.98	1.00	1.01	.97	.99
Ratio of net expenses to average net assets(d)	.95 (e)	.93 (e)	.95 (e)	.95	.95
Ratio of net investment income (loss) to average net assets(d)	(.02 )(e)	.17 (e)	.50 (e)	.21	.57
Portfolio Turnover Rate	27.23	30.51	21.98	24.86	30.42
Net Assets, end of period ($ x 1,000)	33,856	34,588	28,629	34,673	43,901

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Exclusive of sales charge.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended May 31,
Class C Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	14.31	11.49	13.28	14.51	10.99
Investment Operations:
Net investment (loss)(a)	(.11 )	(.07 )	(.03 )	(.08 )	(.02 )
Net realized and unrealized gain (loss) on investments	1.42	3.33	(.09 )	(.43 )	3.93
Total from Investment Operations	1.31	3.26	(.12 )	(.51 )	3.91
Distributions:
Dividends from net realized gain on investments	(1.29)	(.44 )	(1.67)	(.72 )	(.39 )
Net asset value, end of period	14.33	14.31	11.49	13.28	14.51
Total Return (%)(b)	8.80	29.13	(.34 )	(4.23)	35.98
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.86	1.87	1.87	1.80	1.83
Ratio of net expenses to average net assets(c)	1.70 (d)	1.68 (d)	1.70 (d)	1.70	1.70
Ratio of net investment (loss) to average net assets(c)	(.78 )(d)	(.57 )(d)	(.25 )(d)	(.54 )	(.16 )
Portfolio Turnover Rate	27.23	30.51	21.98	24.86	30.42
Net Assets, end of period ($ x 1,000)	907	1,036	1,280	1,691	1,736

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in expenses due to undertaking.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Year Ended May 31,
Class I Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	18.56	14.75	16.50	17.80	13.38
Investment Operations:
Net investment income(a)	.04	.07	.11	.09	.13
Net realized and unrealized gain (loss) on investments	1.84	4.30	(.10 )	(.55 )	4.81
Total from Investment Operations	1.88	4.37	.01	(.46 )	4.94
Distributions:
Dividends from net investment income	(.07 )	(.12 )	(.09 )	(.12 )	(.13 )
Dividends from net realized gain on investments	(1.29)	(.44 )	(1.67)	(.72 )	(.39 )
Total Distributions	(1.36)	(.56 )	(1.76)	(.84 )	(.52 )
Net asset value, end of period	19.08	18.56	14.75	16.50	17.80
Total Return (%)	9.89	30.41	.62	(3.26)	37.43
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.70	.72	.73	.70	.72
Ratio of net expenses to average net assets	.70 (b)	.69 (b),(c)	.70 (b),(c)	.70	.70 (c)
Ratio of net investment income to average net assets	.23 (b)	.42 (b),(c)	.75 (b),(c)	.47	.81 (c)
Portfolio Turnover Rate	27.23	30.51	21.98	24.86	30.42
Net Assets, end of period ($ x 1,000)	42,110	46,683	40,185	77,438	68,681

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
(c)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended May 31,
Class Y Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	18.68	14.84	16.59	17.89	13.45
Investment Operations:
Net investment income(a)	.05	.07	.12	.09	.07
Net realized and unrealized gain (loss) on investments	1.84	4.33	(.10 )	(.55 )	4.89
Total from Investment Operations	1.89	4.40	.02	(.46 )	4.96
Distributions:
Dividends from net investment income	(.07 )	(.12 )	(.10 )	(.12 )	(.13 )
Dividends from net realized gain on investments	(1.29)	(.44 )	(1.67)	(.72 )	(.39 )
Total Distributions	(1.36)	(.56 )	(1.77)	(.84 )	(.52 )
Net asset value, end of period	19.21	18.68	14.84	16.59	17.89
Total Return (%)	9.88	30.42	.66	(3.24)	37.38
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.77	.73	.69	.67	.74
Ratio of net expenses to average net assets	.70 (b),(c)	.68 (b),(c)	.69 (b)	.67	.70 (c)
Ratio of net investment income to average net assets	.24 (b),(c)	.42 (b),(c)	.76 (b)	.49	.57 (c)
Portfolio Turnover Rate	27.23	30.51	21.98	24.86	30.42
Net Assets, end of period ($ x 1,000)	242	310	296	19,199	27,882

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
(c)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

	Year Ended May 31,
Class Z Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	18.64	14.81	16.56	17.86	13.43
Investment Operations:
Net investment income(a)	.03	.06	.10	.08	.12
Net realized and unrealized gain (loss) on investments	1.84	4.32	(.09 )	(.55 )	4.82
Total from Investment Operations	1.87	4.38	.01	(.47 )	4.94
Distributions:
Dividends from net investment income	(.06 )	(.11 )	(.09 )	(.11 )	(.12 )
Dividends from net realized gain on investments	(1.29)	(.44 )	(1.67)	(.72 )	(.39 )
Total Distributions	(1.35)	(.55 )	(1.76)	(.83 )	(.51 )
Net asset value, end of period	19.16	18.64	14.81	16.56	17.86
Total Return (%)	9.79	30.36	.58	(3.29)	37.38
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.75	.77	.77	.74	.76
Ratio of net expenses to average net assets	.75 (b)	.74 (b),(c)	.75 (b),(c)	.74	.75 (c)
Ratio of net investment income to average net assets	.18 (b)	.37 (b),(c)	.69 (b),(c)	.42	.77 (c)
Portfolio Turnover Rate	27.23	30.51	21.98	24.86	30.42
Net Assets, end of period ($ x 1,000)	384,140	380,984	315,181	337,126	365,956

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
(c)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Sustainable U.S. Equity Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-end management investment company. The fund’s investment objective is to seek long-term capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management Limited (the “Sub-Adviser” or “NIM”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIM has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management North America, LLC (“NIMNA”), which enables NIMNA to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIMNA is subject to the supervision of NIM and the Adviser. NIMNA is also an affiliate of the Adviser. NIMNA’s principal office is located at One Boston Place, 201 Washington Street, Boston, MA 02108. NIMNA is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 700 million shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (150 million shares authorized), Class Y (150 million shares authorized) and Class Z (200 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts and bear Shareholder Services Plan fees. Class I, Class Y and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

NOTES TO FINANCIAL STATEMENTS (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
The following is a summary of the inputs used as of May 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	457,732,405	—	—	457,732,405
Investment Companies	3,598,700	—	—	3,598,700
	461,331,105	—	—	461,331,105

†	See Statement of Investments for additional detailed categorizations, if any.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign

NOTES TO FINANCIAL STATEMENTS (continued)
exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of May 31, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Sustainable Investment Approach Risk: The fund’s sustainable investment approach may cause it to make different investments than funds that invest principally in equity securities of U.S. companies that do not incorporate sustainable investment criteria when selecting investments. Under certain economic conditions, this could cause the fund to underperform funds that do not incorporate similar criteria. For example, the incorporation of sustainable investment criteria may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so or selling securities when it might otherwise be disadvantageous for the fund to do so. The incorporation of sustainable investment criteria may also affect the fund’s exposure to certain sectors and/or types of investments, and may adversely impact the fund’s performance depending on whether such sectors or investments are in or out of favor in the market. NIM’s security selection process incorporates Environmental, Social, and Governance (“ESG”) data provided by third parties, which may be limited for certain companies and/or only take into account one or a few ESG related components. In addition, ESG data may include qualitative and/or quantitative measures, and consideration of the data may be subjective. Different methodologies may be used by the various data sources that provide ESG data. ESG data from third parties used by NIM as part of its sustainable investment process often lacks standardization, consistency and transparency, and for certain companies such data may not be available, complete or accurate. NIM’s evaluation of ESG factors relevant to a particular company may be adversely affected in such instances. As a result, the fund’s investments may differ from, and potentially underperform, funds that incorporate ESG data from other sources or utilize other methodologies.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

NOTES TO FINANCIAL STATEMENTS (continued)
As of and during the period ended May 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended May 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At May 31, 2025, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $765,981, undistributed capital gains $48,257,702 and unrealized appreciation $183,943,667.
The tax character of distributions paid to shareholders during the fiscal years ended May 31, 2025 and May 31, 2024 were as follows: ordinary income $1,470,245 and $2,799,472, and long-term capital gains $30,781,044 and $11,009,405, respectively.
During the period ended May 31, 2025, as a result of permanent book to tax differences, primarily due to the tax treatment for treating a portion of the proceeds from redemptions as a distribution for tax purposes, the fund decreased total distributable earnings (loss) by $2,740,156 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2025, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. Pursuant to the Agreement, if in any fiscal year, the aggregate expenses of Class Z shares (excluding taxes, interest on borrowings and extraordinary expenses) exceed 1½% of the value of the average daily net assets of Class Z shares, the fund may deduct from the fees paid to the Adviser, or the Adviser will bear such excess expense. During the period ended May 31, 2025, there was no expense reimbursement pursuant to the Agreement.
The Adviser has contractually agreed, from June 1, 2024 through September 30, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary

NOTES TO FINANCIAL STATEMENTS (continued)
expenses) exceed .70% of the value of the fund’s average daily net assets. On or after September 30, 2025, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $12,181 during the period ended May 31, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
During the period ended May 31, 2025, the Distributor retained $756 from commissions earned on sales of the fund’s Class A shares and $9 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended May 31, 2025, Class C shares were charged $7,808 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2025, Class A and Class C shares were charged $88,134 and $2,603, respectively, pursuant to the Shareholder Services Plan.
Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2025, Class Z shares were charged $203,166 pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2025, the fund was charged $59,433 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $9,793.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2025, the fund was charged $9,216 pursuant to the custody agreement.

NOTES TO FINANCIAL STATEMENTS (continued)
During the period ended May 31, 2025, the fund was charged $24,757 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $229,691, Distribution Plan fees of $580, Shareholder Services Plan fees of $29,681, Custodian fees of $3,500, Chief Compliance Officer fees of $2,941 and Transfer Agent fees of $11,092, which are offset against an expense reimbursement currently in effect in the amount of $247.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2025, amounted to $126,585,197 and $172,991,008, respectively.
At May 31, 2025, the cost of investments for federal income tax purposes was $277,387,559; accordingly, accumulated net unrealized appreciation on investments was $183,943,546, consisting of $200,062,944 gross unrealized appreciation and $16,119,398 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of BNY Mellon Sustainable U.S. Equity Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Sustainable U.S. Equity Fund, Inc. (the “Fund”), including the statement of investments, as of May 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
July 23, 2025

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund hereby reports 100% of the ordinary dividends paid during the fiscal year ended May 31, 2025 as qualifying for the corporate dividends received deduction. Also, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $1,470,245 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2026 of the percentage applicable to the preparation of their 2025 income tax returns. The fund also hereby reports $1.2886 per share as a long-term capital gain distribution paid on December 6, 2024.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $46,176.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2025 BNY Mellon Securities Corporation
Code-0035NCSRAR0525

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Sustainable U.S. Equity Fund, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: July 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: July 24, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: July 22, 2025

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)